Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Net sales	$ 3,064.9	$ 3,259.7	$ 4,431.2	$ 4,285.6	$ 3,879.4
Transferred at Point in Time
Disaggregation of Revenue [Line Items]
Net sales	2,247.7	2,472.3	3,348.4	3,205.9
Transferred over Time
Disaggregation of Revenue [Line Items]
Net sales	817.2	787.4	1,082.8	1,079.7
Critical infrastructure & solutions
Disaggregation of Revenue [Line Items]
Net sales	1,678.1	1,820.4	$ 2,632.6	$ 2,451.8	$ 2,136.5
Critical infrastructure & solutions | Restatement Adjustment
Disaggregation of Revenue [Line Items]
Net sales		(118.4)
Services & spares
Disaggregation of Revenue [Line Items]
Net sales	964.9	985.4
Services & spares | Restatement Adjustment
Disaggregation of Revenue [Line Items]
Net sales		28.1
Integrated rack solutions
Disaggregation of Revenue [Line Items]
Net sales	421.9	453.9
Integrated rack solutions | Restatement Adjustment
Disaggregation of Revenue [Line Items]
Net sales		90.3
Americas
Disaggregation of Revenue [Line Items]
Net sales	1,483.3	1,675.4
Americas | Transferred at Point in Time
Disaggregation of Revenue [Line Items]
Net sales	1,022.3	1,217.1
Americas | Transferred over Time
Disaggregation of Revenue [Line Items]
Net sales	461.0	458.3
Americas | Critical infrastructure & solutions
Disaggregation of Revenue [Line Items]
Net sales	769.9	937.1
Americas | Services & spares
Disaggregation of Revenue [Line Items]
Net sales	491.0	505.5
Americas | Integrated rack solutions
Disaggregation of Revenue [Line Items]
Net sales	222.4	232.8
Asia Pacific
Disaggregation of Revenue [Line Items]
Net sales	926.3	906.1
Asia Pacific | Transferred at Point in Time
Disaggregation of Revenue [Line Items]
Net sales	720.3	706.5
Asia Pacific | Transferred over Time
Disaggregation of Revenue [Line Items]
Net sales	206.0	199.6
Asia Pacific | Critical infrastructure & solutions
Disaggregation of Revenue [Line Items]
Net sales	565.2	527.9
Asia Pacific | Services & spares
Disaggregation of Revenue [Line Items]
Net sales	263.5	268.2
Asia Pacific | Integrated rack solutions
Disaggregation of Revenue [Line Items]
Net sales	97.6	110.0
Europe, Middle East, & Africa
Disaggregation of Revenue [Line Items]
Net sales	655.3	678.2
Europe, Middle East, & Africa | Transferred at Point in Time
Disaggregation of Revenue [Line Items]
Net sales	505.1	548.7
Europe, Middle East, & Africa | Transferred over Time
Disaggregation of Revenue [Line Items]
Net sales	150.2	129.5
Europe, Middle East, & Africa | Critical infrastructure & solutions
Disaggregation of Revenue [Line Items]
Net sales	343.0	355.4
Europe, Middle East, & Africa | Services & spares
Disaggregation of Revenue [Line Items]
Net sales	210.4	211.7
Europe, Middle East, & Africa | Integrated rack solutions
Disaggregation of Revenue [Line Items]
Net sales	$ 101.9	$ 111.1